Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 134,847	₩ 186,395
Net interest cost	(338)	4,067
Total amount of expenses recognized in profit and loss	₩ 134,509	₩ 190,462	₩ 198,794